Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Business Segments
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(In millions)	2012	2011	2010

Revenues
Analytical Technologies	$4,017.9	$3,739.7	$3,137.1
Specialty Diagnostics	2,962.3	2,469.9	2,149.0
Laboratory Products and Services	6,053.7	5,831.2	5,539.8
Eliminations	(524.0)	(482.0)	(432.8)

Consolidated revenues	12,509.9	11,558.8	10,393.1

Segment Income
Analytical Technologies (a)	749.1	694.8	525.0
Specialty Diagnostics (a)	761.2	598.4	487.9
Laboratory Products and Services (a)	869.6	836.1	806.3

Subtotal reportable segments (a)	2,379.9	2,129.3	1,819.2

Cost of revenues charges	(55.6)	(72.6)	(13.2)
Selling, general and administrative charges, net	(12.5)	(61.5)	(3.0)
Restructuring and other costs, net	(82.1)	(96.5)	(60.2)
Amortization of acquisition-related intangible assets	(747.6)	(647.9)	(554.7)

Consolidated operating income	1,482.1	1,250.8	1,188.1
Other expense, net (b)	(212.7)	(118.0)	(100.4)

Income from continuing operations before income taxes	$1,269.4	$1,132.8	$1,087.7

Depreciation
Analytical Technologies	$64.0	$59.9	$53.9
Specialty Diagnostics	73.0	50.1	37.3
Laboratory Products and Services	99.1	101.7	93.8

Consolidated depreciation	$236.1	$211.7	$185.0

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

(In millions)	2012	2011	2010

Total Assets
Analytical Technologies	$5,676.2	$6,085.0	$4,100.6
Specialty Diagnostics	9,841.0	8,319.6	4,575.9
Laboratory Products and Services	11,275.8	10,891.7	10,933.9
Corporate/Other (c)	651.6	1,537.4	1,739.0

Consolidated total assets	$27,444.6	$26,833.7	$21,349.4

Capital Expenditures
Analytical Technologies	$75.1	$69.5	$43.2
Specialty Diagnostics	97.6	63.2	51.0
Laboratory Products and Services	106.4	115.7	125.8
Corporate/Other	36.0	12.5	25.4

Consolidated capital expenditures	$315.1	$260.9	$245.4

(c)	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
(In millions)	2012	2011	2010

Revenues
Analytical Technologies	$4,017.9	$3,739.7	$3,137.1
Specialty Diagnostics	2,962.3	2,469.9	2,149.0
Laboratory Products and Services	6,053.7	5,831.2	5,539.8
Eliminations	(524.0)	(482.0)	(432.8)

Consolidated revenues	12,509.9	11,558.8	10,393.1

Segment Income
Analytical Technologies (a)	749.1	694.8	525.0
Specialty Diagnostics (a)	761.2	598.4	487.9
Laboratory Products and Services (a)	869.6	836.1	806.3

Subtotal reportable segments (a)	2,379.9	2,129.3	1,819.2

Cost of revenues charges	(55.6)	(72.6)	(13.2)
Selling, general and administrative charges, net	(12.5)	(61.5)	(3.0)
Restructuring and other costs, net	(82.1)	(96.5)	(60.2)
Amortization of acquisition-related intangible assets	(747.6)	(647.9)	(554.7)

Consolidated operating income	1,482.1	1,250.8	1,188.1
Other expense, net (b)	(212.7)	(118.0)	(100.4)

Income from continuing operations before income taxes	$1,269.4	$1,132.8	$1,087.7

Depreciation
Analytical Technologies	$64.0	$59.9	$53.9
Specialty Diagnostics	73.0	50.1	37.3
Laboratory Products and Services	99.1	101.7	93.8

Consolidated depreciation	$236.1	$211.7	$185.0

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

(In millions)	2012	2011	2010

Revenues (d)
United States	$6,424.4	$6,023.9	$5,806.8
China	735.8	559.6	405.3
Germany	681.5	698.3	592.9
United Kingdom	507.1	472.3	409.6
Other	4,161.1	3,804.7	3,178.5

	$12,509.9	$11,558.8	$10,393.1

Long-lived Assets (e)
United States	$862.4	$797.9	$708.5
United Kingdom	223.9	209.2	170.4
Germany	165.2	158.6	121.7
Other	474.9	445.6	319.3

	$1,726.4	$1,611.3	$1,319.9

(d)	Revenues are attributed to countries based on customer location.
(e)	Includes property, plant and equipment, net.